Contingent Liabilities and Commitments - Summary of Other Matters (Including Litigation) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Kookmin Bank | Request for a return of redemption amount
Disclosure Of Contingent Liabilities
Description of the lawsuits	Kookmin Bank invested the assets entrusted by OO Invest Trust Management in the Fairfield Sentry Limited and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff. (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses.) Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
Status of the lawsuits	Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is pending at the New York Southern District Federal Bankruptcy Court (10-3777)] The financial impact on Kookmin Bank is not significant because the likelihood of winning the lawsuit is high
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 61,755
Kookmin Bank | Expropriation of longterm leasehold rights
Disclosure Of Contingent Liabilities
Description of the lawsuits	Kookmin Bank invested assets entrusted by OO Asset Management Co., Ltd. in loans that are directly or indirectly collateralized by long-term leasehold rights of the building and the land (hereinafter referred to as “the real estate in this case”) of Union Station in Washington, D.C., the United States. The Plaintiff, who is the operator of the railway facility, filed this lawsuit against those concerned with the real estate in this case, including Kookmin Bank, to expropriate the real estate in this case and determine indemnity.
Status of the lawsuits	Following the court’s approval of the plaintiff’s urgent application for transfer of possession, the subject property has been delivered to the plaintiff, and the main proceedings are ongoing. The lawsuit is related to a fund that Kookmin Bank is managing, so the financial impact on Kookmin Bank’s proprietary assets is not significant.
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 367,500
Kookmin Bank | Return of unjust enrichment
Disclosure Of Contingent Liabilities
Description of the lawsuits	As MTS Bank, which was trading with Kookmin Bank through a foreign exchange account, was listed on the SDN (Specifically Designated Nationals) list of the Office of Foreign Assets Control (OFAC) under the U.S. Treasury Department, Kookmin Bank froze the foreign currency account in the name of MTS Bank. Accordingly, MTS Bank filed a lawsuit seeking the return of the account balance to the Moscow City Commercial Court in Russia
Status of the lawsuits	Responding to local court trial schedule. Due to compliance with U.S. OFAC regulations, it is determined that Kookmin Bank’s likelihood of winning the lawsuit being processed in the Russian courts is not high. However, the lawsuit amount can be covered by the balance in the plaintiff’s account, and a financial impact equivalent to the delayed interest is anticipated for Kookmin Bank.
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 160,589
Kookmin Bank | Claim for damages
Disclosure Of Contingent Liabilities
Description of the lawsuits	PT Bank KB Bukopin Tbk requested an auction of TMJ’s shares in order to collect the loan to TMJ (a distressed company); NKLI won the auction and then received a loan from the bank for the purpose of purchasing TMJ shares. NKLI’s intention was to take control over TMJ and launch mining business; however, NKLI was unable to take control and launch the business due to legal disputes with the bankruptcy trustee of TMJ and court-appointed mine management company, and also lost a lawsuit against the mine management company. As a result, NKLI filed a legal suit to PT Bank KB Bukopin Tbk stating that the bank’s recommendation to purchase TMJ’s shares was inappropriate since the bank did not intentionally share the legal issues and associated risks thereof.
Status of the lawsuits	The second trial is underway and will work with the legal representative to actively respond Considering the winning results of the first trial and the legal review opinion of external law firms, PT Bank KB Bukopin Tbk is unlikely to lose, and its impact on Kookmin Bank is expected to be limited
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 102,411
KB Securities Co., Ltd. | Request for a return of transaction amount (Australian fund)
Disclosure Of Contingent Liabilities
Description of the lawsuits	As an investment broker for a private fund that lends money to a corporation (borrower) investing in Australian disability apartment rental business, KB Securities Co., Ltd. brokered investments of ￦326,500 million in trust products and funds to individual and institutional investors. However, due to the local Australian borrower’s breach of contract, the fund management was suspended, and related to this, a lawsuit was filed against KB Securities Co., Ltd. for the return of unjust enrichment and transaction amount.
Status of the lawsuits	No.1 case: The third trial is in progress (The first trial: On February 7, 2023, a ruling was made to pay the principal investment of ￦29,800 million and the delayed interest on it. The second trial: On January 29, 2024, the conclusion was different; a ruling was made to pay the principal investment of ￦12,000 million and the delayed interest on it.) No. 2 case: The second trial is in progress (The first trial: On February 14, 2024, a ruling was made to pay the principal investment of ￦12,200 million and the delayed interest on it.) No. 3 case: The second trial is in progress (The first trial: On October 26, 2023, a ruling was made to pay the remaining principal and interest of ￦8,460 million and the delayed interest on the principal of ￦8,290 million)
Loss Contingency Pending Claims Number	3
Loss Contingency Damages Sought Value	₩ 55,654